JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-49.05%
	Communication Services-5.51%
6,244	Alphabet, Inc., Class A*	$16,693,459
132,570	Comcast Corp., Class A	7,414,640
22,256	Facebook, Inc., Class A*	7,553,464
12,102	T-Mobile US, Inc.*	1,546,152
		33,207,715

	Consumer Discretionary-5.19%
1,600	Amazon.com, Inc.*	5,256,064
15,610	Deckers Outdoor Corp.*	5,622,722
10,000	Helen of Troy, Ltd.*	2,246,800
17,618	Home Depot, Inc.	5,783,285
31,218	McDonald's Corp.	7,526,972
21,374	Target Corp.	4,889,730
		31,325,573

	Consumer Staples-1.85%
31,218	Procter & Gamble Co.	4,364,276
48,906	Walmart, Inc.	6,816,518
		11,180,794

	Energy-2.28%
61,288	Chevron Corp.	6,217,668
32,120	Pioneer Natural Resources Co.	5,348,301
30,989	Valero Energy Corp.	2,186,894
		13,752,863

	Financials-6.41%
12,488	Arthur J Gallagher & Co.	1,856,341
4,164	BlackRock, Inc.	3,492,180
78,042	Enova International, Inc.*	2,696,351
100,000	Fifth Third Bancorp	4,244,000
5,424	Goldman Sachs Group, Inc.	2,050,435
86,438	JPMorgan Chase & Co.	14,149,036
25,000	LPL Financial Holdings, Inc.	3,919,000
17,630	Nelnet, Inc., Class A	1,397,001
7,401	SVB Financial Group*	4,787,559
		38,591,903

	Health Care-6.80%
41,625	Abbott Laboratories	4,917,161
17,610	AbbVie, Inc.	1,899,591
67,636	AstraZeneca PLC, Sponsored ADR	4,062,218
10,406	Danaher Corp.	3,168,003
22,325	Eli Lilly & Co.	5,158,191
22,030	Johnson & Johnson	3,557,845
40,000	Pfizer, Inc.	1,720,400
15,610	ResMed, Inc.	4,114,016
7,284	Thermo Fisher Scientific, Inc.	4,161,568
14,258	UnitedHealth Group, Inc.	5,571,171
13,008	Zoetis, Inc.	2,525,373
		40,855,537

	Industrials-4.53%
31,656	ABB, Ltd., ADR	1,056,044
18,056	Caterpillar, Inc.	3,466,210
8,500	Deere & Co.	2,848,095

Shares or Principal Amount		Value
	Industrials (continued)
30,400	Eaton Corp. PLC	$4,539,024
9,000	Generac Holdings, Inc.*	3,678,030
15,000	MasTec, Inc.*	1,294,200
67,636	Schneider Electric SE	2,247,172
10,701	Trane Technologies PLC	1,847,528
14,048	Union Pacific Corp.	2,753,549
10,000	United Rentals, Inc.*	3,509,300
		27,239,152

	Information Technology-11.95%
101,240	Apple, Inc.	14,325,460
10,500	ASML Holding NV	7,823,655
36,000	Insight Enterprises, Inc.*	3,242,880
7,505	Lam Research Corp.	4,271,471
14,200	Mastercard, Inc., Class A	4,937,056
66,600	Microsoft Corp.	18,775,872
20,812	Nova, Ltd.*	2,128,859
28,400	NVIDIA Corp.	5,883,344
21,852	PayPal Holdings, Inc.*	5,686,109
28,000	SYNNEX Corp.	2,914,800
18,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,009,700
		71,999,206

	Materials-2.20%
23,934	Avery Dennison Corp.	4,959,364
27,745	Celanese Corp.	4,179,507
49,502	James Hardie Industries PLC, ADR	1,766,231
44,224	Sealed Air Corp.	2,423,033
		13,328,135

	Real Estate-0.91%
19,500	CBRE Group, Inc., Class A*	1,898,520
28,096	Prologis, Inc., REIT	3,524,081
		5,422,601

	Utilities-1.42%
26,454	American Water Works Co., Inc.	4,471,784
52,508	NextEra Energy, Inc.	4,122,928
		8,594,712

TOTAL COMMON STOCKS
(Cost $198,232,366)		295,498,191

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-7.83%
25,000	iShares® Convertible Bond ETF	2,493,500
125,000	iShares® Floating Rate Bond ETF	6,355,000
228,918	iShares® Gold Trust*	7,648,151
52,372	iShares® Russell 2000® ETF	11,456,375
25,000	iShares® Russell 2000 Value ETF	4,005,750
25,000	iShares® Trust 5-10 Year Investment Grade Corporate Bond ETF	1,501,500
25,000	SPDR® Bloomberg Barclays Convertible Securities ETF	2,133,750
88,446	Vanguard® FTSE All-World ex-US ETF	5,391,668
36,420	Vanguard® Small-Cap Value ETF	6,164,449

TOTAL EXCHANGE TRADED FUNDS
(Cost $38,493,321)		47,150,143

Shares or Principal Amount		Value
CORPORATE BONDS-10.13%
	Communication Services-0.18%
$1,000,000	AT&T, Inc., 2.950%, 7/15/26	$1,069,010

	Consumer Discretionary-1.88%
5,000,000	eBay, Inc., 2.600%, 7/15/22	5,061,393
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,152,136
1,000,000	Ross Stores, Inc., 4.700%, 4/15/27	1,147,448
		11,360,977
	Consumer Staples-0.46%
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,759,120

	Energy-0.19%
1,000,000	BP Capital Markets America, Inc., 4.234%, 11/6/28	1,146,910

	Financials-2.70%
2,000,000	Bank of America Corp., 3M US L + 0.79%, 12/20/23(a)	2,061,140
2,000,000	Bank of America Corp., 1.250%, 9/24/26	1,985,448
2,000,000	Citigroup Global Markets Holdings, Inc., 0.750%, 6/7/24	1,994,130
2,000,000	Citigroup, Inc., 3.875%, 3/26/25	2,172,099
1,000,000	Discover Financial Services, 3.850%, 11/21/22	1,038,119
1,000,000	Goldman Sachs Group, Inc., 1D US SOFR + 0.538%, 11/17/23(a)	1,000,410
1,000,000	Goldman Sachs Group, Inc., 3.500%, 4/1/25	1,075,103
5,000,000	Goldman Sachs Group, Inc., 1.450%, 9/14/26	4,957,187
		16,283,636
	Health Care-0.80%
5,000,000	Johnson & Johnson, 1.300%, 9/1/30	4,820,369

	Industrials-0.45%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,687,951
1,000,000	General Electric Co., 2.700%, 10/9/22	1,023,462
		2,711,413
	Information Technology-3.47%
2,500,000	Apple, Inc., 2.050%, 9/11/26	2,601,516
2,000,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	1,901,428
5,000,000	Intel Corp., 3.300%, 10/1/21	5,000,000
5,000,000	Intel Corp., 2.875%, 5/11/24	5,286,516
5,000,000	Oracle Corp., 2.500%, 5/15/22	5,050,086
1,000,000	PayPal Holdings, Inc., 2.650%, 10/1/26	1,068,466
		20,908,012
TOTAL CORPORATE BONDS
(Cost $59,234,634)		61,059,447

Shares or Principal Amount		Value
MUNICIPAL BONDS-2.87%
	Hawaii-1.57%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	9,454,520

	Ohio-1.30%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,846,256

TOTAL MUNICIPAL BONDS
(Cost $16,635,001)		17,300,776

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-4.31%
	Federal Farm Credit Banks Funding Corp.-1.37%
2,000,000	0.670%, 8/4/25	1,993,349
5,725,000	2.750%, 11/6/26	6,223,784
		8,217,133

Shares or Principal Amount		Value
	Federal Home Loan Banks-2.94%
$10,000,000	2.875%, 6/13/25	$10,783,986
2,000,000	0.580%, 9/11/25	1,987,311
2,500,000	1.020%, 9/17/26	2,496,724
2,500,000	0.850%, 10/15/27	2,453,167
		17,721,188
TOTAL U.S. GOVERNMENT AGENCIES
(Cost $24,937,021)		25,938,321

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-3.39%
	Fannie Mae Pool-3.29%
4,631,825	3.500%, 9/1/33	5,014,491
14,128,519	2.500%, 1/1/57	14,815,874
		19,830,365
	Fannie Mae REMICS-0.10%
591,696	3.500%, 5/25/47	605,727

TOTAL MORTGAGE BACKED SECURITIES
(Cost $18,890,337)		20,436,092

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-16.16%
	U.S. Treasury Bonds-11.57%
$30,000,000	2.000%, 8/15/25	31,413,281
30,000,000	2.750%, 2/15/28	32,820,703
5,000,000	2.625%, 2/15/29	5,451,563
		69,685,547
	U.S. Treasury Notes-1.25%
7,500,000	1.875%, 2/28/22	7,556,250

	United States Treasury Inflation Indexed Bonds-3.34%
19,230,925	0.625%, 4/15/23	20,122,359

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $91,966,050)		97,364,156

	Shares or Principal Amount	Value
	SHORT TERM INVESTMENTS-6.17%
	Short Term Securities-6.17%
37,157,209	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.010%	37,157,209

	TOTAL SHORT TERM INVESTMENTS
	(Cost $37,157,209)	37,157,209

	TOTAL INVESTMENT SECURITIES-99.91%
	(Cost $485,545,939)	601,904,335
	OTHER ASSETS IN EXCESS OF LIABILITIES-0.09%	570,212
	NET ASSETS-100.00%	$602,474,547

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of September 30, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR- Secured Overnight Financing Rate

Rates:

1D US SOFR-1 Day SOFR as of September 30, 2021 was 0.05%

3M US L - 3 Month LIBOR as of September 30, 2021 was 0.13%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS-95.87%
	Consumer Discretionary-10.56%
2,160	Deckers Outdoor Corp.*	$778,032
3,900	Helen of Troy, Ltd.*	876,252
2,200	LGI Homes, Inc.*	312,202
13,600	MDC Holdings, Inc.	635,392
2,600	Meritage Homes Corp.*	252,200
11,480	Patrick Industries, Inc.	956,284
10,000	PetMed Express, Inc.	268,700
		4,079,062

	Consumer Staples-2.54%
8,550	Central Garden & Pet Co., Class A*	367,650
7,395	Ingles Markets, Inc., Class A	488,292
660	Medifast, Inc.	127,142
		983,084

	Energy-4.94%
7,500	Callon Petroleum Co.*	368,100
12,160	HollyFrontier Corp.	402,861
23,500	Magnolia Oil & Gas Corp.	418,065
9,000	Matador Resources Co.	342,360
8,000	PDC Energy, Inc.	379,120
		1,910,506

	Financials-31.56%
18,080	American Equity Investment Life Holding Co.	534,626
3,870	American Financial Group, Inc.	486,962
16,000	Assured Guaranty, Ltd.	748,960
11,000	BancorpSouth, Inc.	327,580
5,500	BankUnited, Inc.	230,010
47,725	Chimera Investment Corp., REIT	708,716
3,400	Community Bank System, Inc.	232,628
17,830	Enova International, Inc.*	616,026
10,350	Evercore, Inc., Class A	1,383,485
77,700	First BanCorp	1,021,755
4,300	Glacier Bancorp, Inc.	238,005
4,700	Houlihan Lokey, Inc.	432,870
17,500	Ladder Capital Corp., REIT	193,375
7,300	LPL Financial Holdings, Inc.	1,144,348
30,100	MGIC Investment Corp.	450,296
11,435	Piper Sandler Cos.	1,583,290
31,700	Radian Group, Inc.	720,224
40,575	Sixth Street Specialty Lending, Inc.	901,171
3,200	SouthState Corp.	238,944
		12,193,271

	Health Care-5.76%
29,660	Innoviva, Inc.*	495,619
8,690	Integer Holdings Corp.*	776,365
5,605	National HealthCare Corp.	392,238
24,240	Tivity Health, Inc.*	558,974
		2,223,196

	Industrials-14.93%
2,300	AGCO Corp.	281,819
20,430	Boise Cascade Co.	1,102,811

Shares		Value
	Industrials (continued)
11,640	Encore Wire Corp.	$1,103,821
4,570	FTI Consulting, Inc.*	615,579
18,478	Hillenbrand, Inc.	788,087
8,700	MasTec, Inc.*	750,636
4,600	Matson, Inc.	371,266
13,490	Primoris Services Corp.	330,370
4,435	TriNet Group, Inc.*	419,462
		5,763,851

	Information Technology-12.13%
5,350	Avnet, Inc.	197,789
5,035	Concentrix Corp.	891,195
5,030	Insight Enterprises, Inc.*	453,102
10,010	Nova, Ltd.*	1,023,923
13,500	PC Connection, Inc.	594,405
22,455	Super Micro Computer, Inc.*	821,179
2,535	SYNNEX Corp.	263,894
4,700	TTEC Holdings, Inc.	439,591
		4,685,078

	Materials-4.64%
23,500	Cleveland-Cliffs, Inc.*	465,535
2,686	Innospec, Inc.	226,215
16,120	Schnitzer Steel Industries, Inc., Class A	706,217
7,130	Sealed Air Corp.	390,653
		1,788,620

	Real Estate-6.20%
2,100	Agree Realty Corp., REIT	139,083
8,000	Healthcare Realty Trust, Inc., REIT, REIT	238,240
65,210	Lexington Realty Trust, REIT	831,428
21,000	Physicians Realty Trust, REIT, REIT	370,020
10,000	Sabra Health Care Reit Inc, REIT	147,200
4,500	STAG Industrial, Inc., REIT	176,625
3,000	Terreno Realty Corp., REIT	189,690
16,940	Xenia Hotels & Resorts, Inc., REIT*	300,516
		2,392,802

	Utilities-2.61%
4,995	IDACORP, Inc.	516,383
10,455	Portland General Electric Co.	491,280
		1,007,663

TOTAL COMMON STOCKS
(Cost $25,461,329)		37,027,133

	Shares	Value
	SHORT TERM INVESTMENTS-4.07%
	Short Term Securities-4.07%
1,574,164	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.010%	1,574,164

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,574,164)	1,574,164

	TOTAL INVESTMENT SECURITIES-99.94%
	(Cost $27,035,493)	38,601,297
	OTHER ASSETS IN EXCESS OF LIABILITIES-0.06%	22,371
	NET ASSETS-100.00%	$38,623,668

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-92.86%
	Communication Services-1.78%
21,500	Gray Television, Inc.	$490,630
		490,630

	Consumer Discretionary-8.68%
4,662	Century Communities, Inc.	286,480
22,372	Haverty Furniture Cos., Inc.	754,160
4,742	M/I Homes, Inc.*	274,088
4,044	Patrick Industries, Inc.	336,865
10,192	Shoe Carnival, Inc.	330,425
23,980	Vera Bradley, Inc.*	225,652
4,568	Zumiez, Inc.*	181,624
		2,389,294

	Consumer Staples-7.30%
13,108	Central Garden & Pet Co., Class A*	563,644
19,230	Ingles Markets, Inc., Class A	1,269,757
12,364	Rite Aid Corp.*	175,569
		2,008,970

	Energy-3.18%
4,380	Bonanza Creek Energy, Inc.	209,802
19,032	Dorian LPG, Ltd.	236,187
4,292	Laredo Petroleum, Inc.*	347,952
10,506	US Silica Holdings, Inc.*	83,943
		877,884

	Financials-22.19%
26,746	Donnelley Financial Solutions, Inc.*	925,946
26,218	Enova International, Inc.*	905,832
9,320	Federal Agricultural Mortgage Corp., Class C	1,011,406
17,136	Merchants Bancorp	676,358
5,646	Nelnet, Inc., Class A	447,389
25,456	OFG Bancorp	642,000
10,830	Piper Sandler Cos.	1,499,522
		6,108,453

	Health Care-10.35%
40,082	Innoviva, Inc.*	669,770
6,396	Integer Holdings Corp.*	571,419
6,836	Semler Scientific, Inc.*	860,652
43,517	Vanda Pharmaceuticals, Inc.*	745,881
		2,847,722

	Industrials-18.26%
77,175	ACCO Brands Corp.	662,933
13,035	ArcBest Corp.	1,065,872
2,500	Boise Cascade Co.	134,950
15,778	CAI International, Inc.	882,148

Shares or Principal Amount		Value
	Industrials (continued)
3,384	CRA International, Inc.	$336,167
8,000	Genco Shipping & Trading, Ltd.	161,040
3,400	Heidrick & Struggles International, Inc.	151,742
5,000	Heritage-Crystal Clean, Inc.*	144,900
3,500	Insteel Industries Inc	133,175
2,400	Kforce, Inc.	143,136
3,500	Shyft Group, Inc.	133,035
2,200	Transcat, Inc.*	141,856
18,530	Vectrus, Inc.*	931,688
		5,022,642

	Information Technology-14.39%
8,022	Cohu, Inc.*	256,223
2,300	ePlus, Inc.*	236,003
5,408	Ichor Holdings, Ltd.*	222,215
9,746	Insight Enterprises, Inc.*	877,920
12,743	Nova, Ltd.*	1,303,481
12,184	PC Connection, Inc.	536,461
22,198	Photronics, Inc.*	302,559
6,384	Vishay Precision Group, Inc.*	221,972
		3,956,834

	Materials-5.00%
4,000	Innospec, Inc.	336,880
18,045	Schnitzer Steel Industries, Inc., Class A	790,551
2,070	United States Lime & Minerals, Inc.	250,056
		1,377,487

	Real Estate-0.92%
4,900	PotlatchDeltic Corp., REIT	252,742
		252,742

	Utilities-0.81%
7,332	Clearway Energy, Inc.	221,940
		221,940

TOTAL COMMON STOCKS
(Cost $16,568,754)		25,554,598

	Shares or Principal Amount	Value
	SHORT TERM INVESTMENTS-7.25%
	Short Term Securities-7.25%
1,995,815	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.010%	1,995,815

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,995,815)	1,995,815
	TOTAL INVESTMENT SECURITIES-100.11%
	(Cost $18,564,569)	27,550,413
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.11)%		(30,021)
	NET ASSETS-100.00%	$27,520,392

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-68.84%
	Communication Services-7.19%
242	Alphabet, Inc., Class A*	$646,992
6,645	Comcast Corp., Class A	371,655
1,477	Facebook, Inc., Class A*	501,279
1,856	T-Mobile US, Inc.*	237,123
		1,757,049

	Consumer Discretionary-9.12%
100	Amazon.com, Inc.*	328,504
2,190	Best Buy Co., Inc.	231,505
710	Deckers Outdoor Corp.*	255,742
1,450	Home Depot, Inc.	475,977
970	McDonald's Corp.	233,877
1,600	Target Corp.	366,032
1,640	Tractor Supply Co.	332,280
		2,223,917

	Consumer Staples-2.15%
1,915	Procter & Gamble Co.	267,717
1,840	Walmart, Inc.	256,459
		524,176

	Energy-3.46%
2,630	Chevron Corp.	266,813
8,450	Matador Resources Co.	321,438
1,535	Pioneer Natural Resources Co.	255,593
		843,844

	Financials-8.18%
500	BlackRock, Inc.	419,330
8,485	Enova International, Inc.*	293,157
855	Goldman Sachs Group, Inc.	323,216
2,000	JPMorgan Chase & Co.	327,380
1,890	LPL Financial Holdings, Inc.	296,276
525	SVB Financial Group*	339,612
		1,998,971

	Health Care-8.22%
3,015	Abbott Laboratories	356,162
4,465	AstraZeneca PLC, Sponsored ADR	268,168
825	Danaher Corp.	251,163
980	Eli Lilly & Co.	226,429
1,295	Johnson & Johnson	209,142
3,220	Pfizer, Inc.	138,492
610	UnitedHealth Group, Inc.	238,351
399	Viatris, Inc.	5,406
1,595	Zoetis, Inc.	309,653
		2,002,966

	Industrials-7.28%
6,935	ABB, Ltd., ADR	231,352
1,235	Caterpillar, Inc.	237,083
725	Deere & Co.	242,926
1,540	Eaton Corp. PLC	229,937
495	Generac Holdings, Inc.*	202,292

Shares or Principal Amount		Value
	Industrials (continued)
415	Lockheed Martin Corp.	$143,217
1,310	Trane Technologies PLC	226,172
745	United Rentals, Inc.*	261,443
		1,774,422

	Information Technology-16.55%
3,975	Apple, Inc.	562,462
777	ASML Holding NV	578,950
3,190	Cadence Design Systems, Inc.*	483,094
800	Lam Research Corp.	455,320
735	Mastercard, Inc., Class A	255,545
1,730	Microsoft Corp.	487,722
2,515	Nova, Ltd.*	257,259
2,400	NVIDIA Corp.	497,184
1,775	PayPal Holdings, Inc.*	461,873
		4,039,409

	Materials-2.24%
1,310	Avery Dennison Corp.	271,445
2,865	CF Industries Holdings, Inc.	159,924
3,235	James Hardie Industries PLC, ADR	115,425
		546,794

	Real Estate-2.44%
1,600	Digital Realty Trust, Inc., REIT	231,120
2,905	Prologis, Inc., REIT	364,374
		595,494

	Utilities-2.01%
1,465	American Water Works Co., Inc.	247,644
3,100	NextEra Energy, Inc.	243,412
		491,056

TOTAL COMMON STOCKS
(Cost $13,376,028)		16,798,098

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-8.01%
4,180	Invesco BuyBack Achievers ETF	376,869
2,600	iShares® Convertible Bond ETF	259,324
5,000	iShares® Floating Rate Bond ETF	254,200
5,627	iShares® Gold Trust*	187,998
580	iShares® Russell 2000® ETF	126,875
800	iShares® Russell 2000 Value ETF	128,184
5,565	Nuveen ESG Large-Cap Growth ETF*	364,229
3,000	SPDR® Bloomberg Barclays Convertible Securities ETF	256,050

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,785,997)		1,953,729

Shares or Principal Amount		Value
CORPORATE BONDS-5.21%
	Consumer Discretionary-2.11%
$500,000	Starbucks Corp., 2.550%, 11/15/30	513,599

	Financials-1.11%
250,000	Citigroup, Inc., 3.875%, 3/26/25	271,513

	Health Care-1.00%
250,000	AstraZeneca PLC, 0.700%, 4/8/26	244,752

Shares or Principal Amount		Value
	Industrials-0.21%
$50,000	General Electric Co., 2.700%, 10/9/22	$51,173

	Information Technology-0.78%
200,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	190,143

TOTAL CORPORATE BONDS
(Cost $1,258,171)		1,271,180

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-4.07%
	Federal Farm Credit Banks Funding Corp.-2.04%
500,000	0.670%, 8/4/25	498,337

	Federal National Mortgage Association-2.03%
500,000	0.560%, 10/22/25	495,689

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $1,000,000)		994,026

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-10.41%
	U.S. Treasury Bonds-3.80%
$850,000	2.625%, 2/15/29	926,765

	U.S. Treasury Notes-6.61%
600,000	0.250%, 3/15/24	597,914
1,000,000	1.125%, 2/28/25	1,016,680
		1,614,594
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $2,528,493)		2,541,359

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-2.61%
Short Term Securities-2.61%
635,812	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.010%	635,812

TOTAL SHORT TERM INVESTMENTS
(Cost $635,812)	635,812

TOTAL INVESTMENT SECURITIES-99.15%
(Cost $20,584,501)	24,194,204
OTHER ASSETS IN EXCESS OF LIABILITIES-0.85%	208,078
NET ASSETS-100.00%	$24,402,282

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2021 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to redemption fees of 2% if redeemed within 180 days of purchase.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2021 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2021:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$295,498,191	$–	$–	$295,498,191
Exchange Traded Funds	47,150,143	–	–	47,150,143
Corporate Bonds	–	61,059,447	–	61,059,447
Municipal Bonds	–	17,300,776	–	17,300,776
U.S. Government Agencies	–	25,938,321	–	25,938,321
Mortgage Backed Securities	–	20,436,092	–	20,436,092
U.S. Treasury Bonds & Notes	97,364,156	–	–	97,364,156
Short Term Investments	37,157,209	–	–	37,157,209
Total	$477,169,699	$124,734,636	$–	$601,904,335

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$37,027,133	$–	$–	$37,027,133
Short Term Investments	1,574,164	–	–	1,574,164
Total	$38,601,297	$–	$–	$38,601,297

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$25,554,598	$–	$–	$25,554,598
Short Term Investments	1,995,815	–	–	1,995,815
Total	$27,550,413	$–	$–	$27,550,413

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,798,098	$–	$–	$16,798,098
Exchange Traded Funds	1,953,729	–	–	1,953,729
Corporate Bonds	–	1,271,180	–	1,271,180
U.S. Government Agencies	–	994,026	–	994,026
U.S. Treasury Bonds & Notes	2,541,359	–	–	2,541,359
Short Term Investments	635,812	–	–	635,812
Total	$21,928,998	$2,265,206	$–	$24,194,204

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2021, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2021 (Unaudited)

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Exchange Traded Funds (ETFs)

Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

3. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the three months ended September 30, 2021, the Funds did not utilize their line of credit Each Fund’s line of credit agreement expired on July 7, 2021 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$ 30,000,000	Prime Rate*	July 6, 2022
James Small Cap Fund	$ 2,000,000	Prime Rate*	July 6, 2022
James Micro Cap Fund	$ 1,250,000	Prime Rate*	July 6, 2022
James Aggressive Allocation Fund	$ 750,000	Prime Rate*	July 6, 2022

*	The rate at which the Bank announces its prime lending rate.